Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
These combined financial statements are derived from the consolidated financial statements of 3M Company, which issued its annual financial statements for the fiscal year ended December 31, 2023 on February 7, 2024. Accordingly, the Company has evaluated recognizable subsequent events through the date of February 7, 2024 and non-recognizable subsequent events through February 20, 2024, the date these financial statements were available for issuance.
On February 16, 2024, the Company entered into a five-year $2,000 million unsecured revolving credit facility expiring in 2029, an 18-month unsecured term loan facility of $500 million and a three-year unsecured term loan facility of $1,000 million (together the “Facilities”). The Company intends to use the Facilities for general corporate purposes. There are no amounts outstanding under the Facilities.